Derivatives - Hedge relationships affected by an interest rate index (Details) ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets		₩ 286,250		₩ 564,291
Carrying value of hedged item, Liabilities		₩ 13,560,907		₩ 6,828,511
Nominal amount of hedging instrument		14,119,537		7,523,882
KRW 3M CD
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	[1]	₩ 0		₩ 0
Carrying value of hedged item, Liabilities	[1]	₩ 9,247,047		₩ 2,509,045
Nominal amount of hedging instrument	[1]	9,390,000		2,580,000
USD 1M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	[2]	₩ 0	[1]	₩ 0
Carrying value of hedged item, Liabilities	[2]	₩ 258,393	[1]	₩ 241,192
Nominal amount of hedging instrument	[2]	258,529	[1]	241,842
USD 3M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	[1],[2]	₩ 283,014		₩ 539,197
Carrying value of hedged item, Liabilities	[1],[2]	₩ 3,785,641		₩ 3,589,452
Nominal amount of hedging instrument	[1],[2]	4,196,714		4,187,018
EURIBOR 1M
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets		₩ 0		₩ 0
Carrying value of hedged item, Liabilities		₩ 0		₩ 220,992
Nominal amount of hedging instrument		0		221,050
EURIBOR 3M
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets		₩ 3,236		₩ 25,094
Carrying value of hedged item, Liabilities		₩ 269,826		₩ 267,830
Nominal amount of hedging instrument		274,294		293,972

[1]	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.
[2]	Exclude the nominal amount that will mature before the end of June 30, 2023, when LIBOR interest rate calculation is discontinued.